Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 7,073,675	$ 1,011,262	¥ 15,832,671
Allowance for credit losses			(89,688)
Total accounts receivable, net	¥ 7,073,675	$ 1,011,262	¥ 15,742,983